Short Term Debt - Schedule of Short Term Debt (Details) - Mann- India Technologies Private Limited [Member] - USD ($)		Mar. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Short term debt		$ 62,238		$ 305,305		$ 221,359
Lathika Regunathan [Member]
Short term debt	[1],[2]	5,295		8,601		2,456
Sushil Chaudhary [Member]
Short term debt	[1],[2]			11,895
Noor Qazi [Member]
Short term debt	[1],[2]	52,138		96,364		56,561
Roopam Shyam [Member]
Short term debt	[1],[2]			22,783
Asa Portfolio Private Limited [Member]
Short term debt	[2]		[3]	117,858	[3],[4]	115,680	[4]
Yukti Securities Private Limited [Member]
Short term debt	[2]	$ 4,805	[5]	$ 47,804	[5],[6]	$ 46,662	[6]

[1]	These loans from directors are unsecured loans and are due on demand. During the years ended December 31, 2018 interest @ 13.5 % has been paid on the outstanding balance. Subsequently, these loans are being converted into share capital.
[2]	includes accrued interest payable till date.
[3]	Loan payable to Asa Portfolio Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the three months ended March 31, 2019 and 2018 was $2,310 and $3,387, respectively. Mr. Sushil Chaudhary (director in Asa Portfolio Private Limited) is shareholder of the Company.
[4]	Loan payable to Asa Portfolio Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the years ended December 31, 2018 and 2017 was $13,952 and $14,154, respectively. Mr. Sushil Chaudhary (director in Asa Portfolio Private Limited) is shareholder of the Company.
[5]	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the three months ended March 31, 2019 and 2018 was $94 and $1,424 respectively. Yukti Securities Private Limited is one of the promoter shareholder.
[6]	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand and bears interest rate @ of 13.5% annually. Interest expense on the loan for the years ended December 31, 2018 and 2017 was approximately $5,702 and approximately $5,709 respectively. Yukti Securities Private Limited is one of the promoter shareholder.